Trade and Other Payables - Schedule of Trade and Other Payables (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables - Total
Trade payables	€ 12,304	€ 20,337	€ 32,753
Social security costs payables	4,087	4,477	3,598
VAT payables	23,725	314	2
Taxes payables	744	319	487
Other payables	579	569	527
TOTAL	41,438	26,015	37,368
Trade and other payables - Current
Social security costs payables	4,087	4,477	3,598
VAT payables	23,725	314	2
Taxes payables	744	319	487
Other payables	128	118	76
TOTAL	40,988	25,564	36,917
Trade and other payables - Non current
Trade payables	0	0	0
Social security costs payables	0	0	0
VAT payables	0	0	0
Taxes payables	0	0	0
Other payables	450	450	450
TOTAL	450	450	450
Accrued expenses	€ 6,201	€ 13,809	€ 18,682